BALANCE SHEET INFORMATION - Schedule of Estimated Future Amortization Expense (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Finite-Lived Intangible Asset, Expected Amortization, Year One	$ 281	$ 1,388
Finite-Lived Intangible Asset, Expected Amortization, Year Three		281
Finite-Lived Intangible Assets, Net, Total	742	$ 1,669	$ 4,941	$ 9,584
Remainder of 2022	$ 461